Variable Interest Entities (Assets and Liabilities of Consolidated Variable Interest Entities) (Detail) - JPY (¥) ¥ in Millions	Sep. 30, 2021	Mar. 31, 2021
Variable Interest Entity [Line Items]
Total assets	¥ 353,793,109	¥ 353,824,625
Cash and due from banks	50,469,922	49,977,480
Interest-earning deposits in other banks	53,141,070	53,346,721
Trading account assets	45,337,381	44,444,379
Investment securities	56,684,174	57,244,496
Loans and Leases Receivable, Net Reported Amount, Covered and Not Covered	105,178,996	114,370,472
Liabilities, Total	336,692,290	337,580,071
Deposits	219,943,071	229,206,936
Long-term debt	33,482,214	35,157,651
Consolidated VIEs
Variable Interest Entity [Line Items]
Total assets	18,685,541	18,128,416
Cash and due from banks	2,907	2,698
Interest-earning deposits in other banks	31,063	30,422
Trading account assets	1,066,073	959,001
Investment securities	1,721,039	1,727,292
Loans and Leases Receivable, Net Reported Amount, Covered and Not Covered	15,652,916	15,247,928
All other assets	211,543	161,075
Liabilities, Total	530,471	594,819
Deposits	0	0
Other short-term borrowings	47,219	33,599
Long-term debt	415,517	457,763
All other liabilities	67,735	103,457
Consolidated VIEs | Disposal group, disposed of by sale, not discontinued operations | MUFG Union Bank
Variable Interest Entity [Line Items]
Total assets	8,183
Liabilities, Total	1,548
Consolidated VIEs | Consolidated VIEs before Elimination
Variable Interest Entity [Line Items]
Total assets	25,973,344	26,249,510
Cash and due from banks	55,269	112,941
Interest-earning deposits in other banks	56,193	62,112
Trading account assets	1,080,724	964,893
Investment securities	2,233,541	2,246,853
Loans and Leases Receivable, Net Reported Amount, Covered and Not Covered	22,305,994	22,678,094
All other assets	241,623	184,617
Liabilities, Total	25,451,588	25,821,760
Deposits	7,044,493	7,826,959
Other short-term borrowings	3,868,379	4,114,024
Long-term debt	12,199,773	11,605,353
All other liabilities	2,338,943	2,275,424
Consolidated VIEs | Consolidated VIEs before Elimination | Asset-backed conduits
Variable Interest Entity [Line Items]
Total assets	5,536,898	5,986,887
Cash and due from banks	51,918	109,439
Interest-earning deposits in other banks	32,902	40,061
Trading account assets	12,503	5,433
Investment securities	838,831	1,015,434
Loans and Leases Receivable, Net Reported Amount, Covered and Not Covered	4,545,764	4,800,221
All other assets	54,980	16,299
Liabilities, Total	5,534,013	5,989,188
Deposits	0	0
Other short-term borrowings	3,785,267	4,058,248
Long-term debt	1,310,723	1,461,043
All other liabilities	438,023	469,897
Consolidated VIEs | Consolidated VIEs before Elimination | Investment funds
Variable Interest Entity [Line Items]
Total assets	450,215	374,324
Cash and due from banks	0	0
Interest-earning deposits in other banks	17,325	15,171
Trading account assets	290,036	240,327
Investment securities	46,045	41,512
Loans and Leases Receivable, Net Reported Amount, Covered and Not Covered	0	0
All other assets	96,809	77,314
Liabilities, Total	8,038	15,039
Deposits	0	0
Other short-term borrowings	0	0
Long-term debt	5,868	5,831
All other liabilities	2,170	9,208
Consolidated VIEs | Consolidated VIEs before Elimination | Special purpose entities created for structured financing
Variable Interest Entity [Line Items]
Total assets	174,914	175,630
Cash and due from banks	0	0
Interest-earning deposits in other banks	1,298	2,058
Trading account assets	5,211	4,645
Investment securities	0	0
Loans and Leases Receivable, Net Reported Amount, Covered and Not Covered	119,756	113,943
All other assets	48,649	54,984
Liabilities, Total	93,042	97,226
Deposits	0	0
Other short-term borrowings	0	0
Long-term debt	92,015	84,973
All other liabilities	1,027	12,253
Consolidated VIEs | Consolidated VIEs before Elimination | Repackaged instruments
Variable Interest Entity [Line Items]
Total assets	312,906	281,331
Cash and due from banks	2,911	3,179
Interest-earning deposits in other banks	0	0
Trading account assets	102,267	73,914
Investment securities	120,120	118,199
Loans and Leases Receivable, Net Reported Amount, Covered and Not Covered	86,996	85,782
All other assets	612	257
Liabilities, Total	313,556	284,795
Deposits	0	0
Other short-term borrowings	21,107	21,343
Long-term debt	221,026	195,987
All other liabilities	71,423	67,465
Consolidated VIEs | Consolidated VIEs before Elimination | Securitization of the MUFG Group’s assets
Variable Interest Entity [Line Items]
Total assets	11,019,456	10,358,628
Cash and due from banks	0	0
Interest-earning deposits in other banks	996	996
Trading account assets	0	0
Investment securities	0	0
Loans and Leases Receivable, Net Reported Amount, Covered and Not Covered	10,999,949	10,339,273
All other assets	18,511	18,359
Liabilities, Total	11,027,556	10,367,099
Deposits	0	0
Other short-term borrowings	30,208	31,000
Long-term debt	10,535,581	9,839,204
All other liabilities	461,767	496,895
Consolidated VIEs | Consolidated VIEs before Elimination | Trust arrangements
Variable Interest Entity [Line Items]
Total assets	8,416,454	9,029,390
Cash and due from banks	0	0
Interest-earning deposits in other banks	0	0
Trading account assets	653,599	623,466
Investment securities	1,213,296	1,071,708
Loans and Leases Receivable, Net Reported Amount, Covered and Not Covered	6,549,558	7,334,215
All other assets	1	1
Liabilities, Total	8,416,792	9,029,272
Deposits	7,044,493	7,826,959
Other short-term borrowings	29,001	0
Long-term debt	0	0
All other liabilities	1,343,298	1,202,313
Consolidated VIEs | Consolidated VIEs before Elimination | Other
Variable Interest Entity [Line Items]
Total assets	62,501	43,320
Cash and due from banks	440	323
Interest-earning deposits in other banks	3,672	3,826
Trading account assets	17,108	17,108
Investment securities	15,249	0
Loans and Leases Receivable, Net Reported Amount, Covered and Not Covered	3,971	4,660
All other assets	22,061	17,403
Liabilities, Total	58,591	39,141
Deposits	0	0
Other short-term borrowings	2,796	3,433
Long-term debt	34,560	18,315
All other liabilities	21,235	17,393
Consolidated VIEs | The amounts eliminated in consolidation
Variable Interest Entity [Line Items]
Total assets	(7,287,803)	(8,121,094)
Cash and due from banks	(52,362)	(110,243)
Interest-earning deposits in other banks	(25,130)	(31,690)
Trading account assets	(14,651)	(5,892)
Investment securities	(512,502)	(519,561)
Loans and Leases Receivable, Net Reported Amount, Covered and Not Covered	(6,653,078)	(7,430,166)
All other assets	(30,080)	(23,542)
Liabilities, Total	(14,764,238)	(14,679,458)
Deposits	(2,050)	0
Other short-term borrowings	(1,907,983)	(2,422,978)
Long-term debt	(11,781,009)	(11,144,547)
All other liabilities	(1,073,196)	(1,111,933)
Consolidated VIEs | The amount of liabilities with recourse to the general credit of the MUFG Group
Variable Interest Entity [Line Items]
Liabilities, Total	(10,156,879)	(10,547,483)
Deposits	(7,042,443)	(7,826,959)
Other short-term borrowings	(1,913,177)	(1,657,447)
Long-term debt	(3,247)	(3,043)
All other liabilities	¥ (1,198,012)	¥ (1,060,034)